Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
August 31, 2023
FEG-NPRT3-1023
1.805759.119
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.3%
Entertainment - 0.3%
Sea Ltd. ADR (a)	287,900	10,834
Interactive Media & Services - 1.9%
Pinterest, Inc. Class A (a)	1,282,300	35,250
Zoominfo Technologies, Inc. (a)	1,372,778	24,737
		59,987
Media - 2.1%
The Trade Desk, Inc. (a)	827,000	66,185
TOTAL COMMUNICATION SERVICES		137,006
CONSUMER DISCRETIONARY - 12.9%
Automobile Components - 0.1%
Atmus Filtration Technologies, Inc. (b)	144,803	3,338
Distributors - 1.0%
Genuine Parts Co.	23,300	3,582
Pool Corp.	76,075	27,813
		31,395
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	102,900	15,143
Hotels, Restaurants & Leisure - 3.5%
Cava Group, Inc. (b)	6,800	302
Chipotle Mexican Grill, Inc. (a)	10,530	20,288
Choice Hotels International, Inc. (b)	84,897	10,773
Churchill Downs, Inc.	192,124	24,069
Domino's Pizza, Inc.	59,400	23,012
Dutch Bros, Inc. (a)(b)	84,000	2,487
Wyndham Hotels & Resorts, Inc.	81,600	6,152
Yum! Brands, Inc.	190,000	24,582
		111,665
Household Durables - 2.6%
D.R. Horton, Inc.	149,000	17,734
Lennar Corp. Class A	56,000	6,669
NVR, Inc. (a)	2,342	14,936
PulteGroup, Inc.	410,000	33,645
TopBuild Corp. (a)	41,195	11,950
		84,934
Specialty Retail - 4.4%
AutoZone, Inc. (a)	15,600	39,489
Dick's Sporting Goods, Inc.	11,700	1,361
Murphy U.S.A., Inc.	78,000	24,776
O'Reilly Automotive, Inc. (a)	66,383	62,380
Tractor Supply Co. (b)	56,500	12,345
		140,351
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	240,700	23,430
Deckers Outdoor Corp. (a)	4,687	2,480
		25,910
TOTAL CONSUMER DISCRETIONARY		412,736
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	214,622	14,193
Celsius Holdings, Inc. (a)(b)	24,000	4,705
		18,898
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	342,926	23,110
Dollar General Corp.	53,956	7,473
		30,583
Food Products - 2.0%
Bunge Ltd.	161,559	18,469
Darling Ingredients, Inc. (a)	245,208	15,144
Lamb Weston Holdings, Inc.	317,186	30,897
		64,510
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	15,000	2,408
TOTAL CONSUMER STAPLES		116,399
ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	375,000	61,200
Hess Corp.	260,000	40,170
Occidental Petroleum Corp.	170,000	10,674
Valero Energy Corp.	61,600	8,002
		120,046
FINANCIALS - 9.6%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	178,400	60,224
LPL Financial	75,800	17,479
MarketAxess Holdings, Inc.	65,944	15,888
Moody's Corp.	16,995	5,724
MSCI, Inc.	139,882	76,043
T. Rowe Price Group, Inc.	78,080	8,763
Tradeweb Markets, Inc. Class A	38,831	3,356
		187,477
Financial Services - 2.5%
Adyen BV (a)(c)	1,392	1,162
Apollo Global Management, Inc.	896,900	78,335
		79,497
Insurance - 1.3%
Arthur J. Gallagher & Co.	146,962	33,872
Globe Life, Inc.	69,400	7,743
		41,615
TOTAL FINANCIALS		308,589
HEALTH CARE - 18.5%
Health Care Equipment & Supplies - 7.6%
DexCom, Inc. (a)	607,300	61,325
Edwards Lifesciences Corp. (a)	82,854	6,336
Haemonetics Corp. (a)	125,978	11,304
IDEXX Laboratories, Inc. (a)	48,000	24,548
Intuitive Surgical, Inc. (a)	17,969	5,619
Masimo Corp. (a)	94,647	10,816
Penumbra, Inc. (a)	156,200	41,315
ResMed, Inc.	306,000	48,835
Shockwave Medical, Inc. (a)	147,524	32,513
		242,611
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	869,900	75,968
Centene Corp. (a)	359,200	22,145
McKesson Corp.	12,800	5,278
Molina Healthcare, Inc. (a)	174,800	54,209
		157,600
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	99,974	20,865
Life Sciences Tools & Services - 5.4%
Charles River Laboratories International, Inc. (a)	162,700	33,650
Mettler-Toledo International, Inc. (a)	70,600	85,672
West Pharmaceutical Services, Inc.	132,558	53,938
		173,260
TOTAL HEALTH CARE		594,336
INDUSTRIALS - 25.0%
Aerospace & Defense - 1.8%
Howmet Aerospace, Inc.	341,400	16,889
TransDigm Group, Inc.	45,800	41,396
		58,285
Building Products - 3.1%
Builders FirstSource, Inc. (a)	108,000	15,664
Carrier Global Corp. (b)	750,000	43,088
Trane Technologies PLC	202,600	41,586
		100,338
Commercial Services & Supplies - 4.6%
Cintas Corp.	121,568	61,291
Copart, Inc.	1,565,394	70,177
GFL Environmental, Inc.	343,123	11,117
Tetra Tech, Inc.	31,992	5,034
		147,619
Construction & Engineering - 2.0%
EMCOR Group, Inc.	76,587	17,175
Quanta Services, Inc.	218,200	45,794
		62,969
Electrical Equipment - 2.4%
AMETEK, Inc.	190,850	30,442
Atkore, Inc. (a)	177,954	27,400
Vertiv Holdings Co.	457,200	18,009
		75,851
Ground Transportation - 2.8%
Lyft, Inc. (a)	272,728	3,213
Old Dominion Freight Lines, Inc.	205,100	87,654
		90,867
Machinery - 4.2%
Cummins, Inc.	67,100	15,436
IDEX Corp.	76,680	17,360
Otis Worldwide Corp.	212,545	18,183
PACCAR, Inc.	234,800	19,322
Parker Hannifin Corp.	94,000	39,189
Toro Co.	263,038	26,914
		136,404
Professional Services - 1.7%
Booz Allen Hamilton Holding Corp. Class A	82,930	9,397
Paychex, Inc.	197,000	24,079
Paycom Software, Inc.	76,560	22,573
		56,049
Trading Companies & Distributors - 2.4%
W.W. Grainger, Inc.	106,300	75,913
TOTAL INDUSTRIALS		804,295
INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. Class A	558,200	49,334
Keysight Technologies, Inc. (a)	145,000	19,329
		68,663
IT Services - 4.0%
EPAM Systems, Inc. (a)	104,300	27,013
Gartner, Inc. (a)	76,600	26,785
MongoDB, Inc. Class A (a)	97,800	37,291
Okta, Inc. (a)	230,000	19,207
Twilio, Inc. Class A (a)	299,400	19,075
		129,371
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom, Inc.	11,997	11,072
Enphase Energy, Inc. (a)	112,912	14,287
KLA Corp.	19,000	9,536
Lam Research Corp.	11,574	8,130
Lattice Semiconductor Corp. (a)	421,700	41,015
Monolithic Power Systems, Inc.	79,500	41,436
NXP Semiconductors NV	54,186	11,147
ON Semiconductor Corp. (a)	943,615	92,899
		229,522
Software - 5.8%
Atlassian Corp. PLC (a)	33,991	6,936
Autodesk, Inc. (a)	40,989	9,097
Cadence Design Systems, Inc. (a)	119,400	28,709
Dynatrace, Inc. (a)	500,000	24,100
Fortinet, Inc. (a)	384,300	23,139
HubSpot, Inc. (a)	44,005	24,050
Intuit, Inc.	17,995	9,750
Roper Technologies, Inc.	19,666	9,815
Synopsys, Inc. (a)	62,500	28,681
Zoom Video Communications, Inc. Class A (a)	287,300	20,407
		184,684
TOTAL INFORMATION TECHNOLOGY		612,240
MATERIALS - 1.3%
Metals & Mining - 1.3%
Steel Dynamics, Inc.	376,000	40,078
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
VICI Properties, Inc.	362,200	11,170
TOTAL COMMON STOCKS (Cost $2,081,975)		3,156,895

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (d)	55,355,600	55,367
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	36,632,439	36,636
TOTAL MONEY MARKET FUNDS (Cost $92,002)		92,003

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,173,977)	3,248,898
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(37,624)
NET ASSETS - 100.0%	3,211,274

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,162,000 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	63,334	795,845	803,812	2,189	-	-	55,367	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	30,126	545,086	538,576	215	-	-	36,636	0.1%
Total	93,460	1,340,931	1,342,388	2,404	-	-	92,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.